Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2020
Taxes Payable
Summary of taxes payable

The following is a summary of taxes payable as of December 31, 2019 and 2020 (in thousands):

	December 31,	December 31,
	2019	2020
	RMB	RMB
Sales Tax payable	541,175	683,763
Withholding individual income taxes for employees	190,340	237,681
EIT payable	2,377,655	3,286,392
Others	47,343	74,999
	3,156,513	4,282,835